Applicable laws and regulations (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Corporation Loan	$ 8,829
Total loans		$ 5,892,997,000
Securities at amortized cost
Corporation Loan	4,911,397,000	5,892,997,000
Loans and advances to banks	2,708,262,000	3,282,477,000
At fair value through profit or loss
Total loans	4,916,346,000
Normal [Member] | Securities at amortized cost
Corporation Loan	4,891,523,000	5,817,557,000
Loans and advances to banks	2,708,262,000	3,282,477,000
Normal [Member] | At fair value through profit or loss
Total loans	4,896,472,000
Special mention loans
Total loans	10,900,000
Special mention loans | Securities at amortized cost
Corporation Loan	9,281,000	13,595,000
Loans and advances to banks	0	0
Special mention loans | At fair value through profit or loss
Total loans	9,281,000
Substandards [Member] | Securities at amortized cost
Corporation Loan	10,593,000	0
Loans and advances to banks	0	0
Substandards [Member] | At fair value through profit or loss
Total loans	10,593,000
Doubtful [Member] | Securities at amortized cost
Corporation Loan	0	0
Loans and advances to banks	0	0
Doubtful [Member] | At fair value through profit or loss
Total loans	0
Unrecoverable [Member] | Securities at amortized cost
Corporation Loan	0	61,845,000
Loans and advances to banks	0	0
Unrecoverable [Member] | At fair value through profit or loss
Total loans	0
Securities at FVOCI - Corporate debt | Securities at amortized cost
Corporation Loan	2,167,720,000	2,563,299,000
Securities at FVOCI - Corporate debt | Normal [Member] | Securities at amortized cost
Corporation Loan	2,147,846,000	2,487,859,000
Securities at FVOCI - Corporate debt | Special mention loans | Securities at amortized cost
Corporation Loan	9,281,000	13,595,000
Securities at FVOCI - Corporate debt | Substandards [Member] | Securities at amortized cost
Corporation Loan	10,593,000	0
Securities at FVOCI - Corporate debt | Doubtful [Member] | Securities at amortized cost
Corporation Loan	0	0
Securities at FVOCI - Corporate debt | Unrecoverable [Member] | Securities at amortized cost
Corporation Loan	0	61,845,000
Private banks [Member] | Securities at amortized cost
Loans and advances to banks	2,231,742,000	2,692,787,000
Private banks [Member] | At fair value through profit or loss
Total loans	4,949,000
Private banks [Member] | Normal [Member] | Securities at amortized cost
Loans and advances to banks	2,231,742,000	2,692,787,000
Private banks [Member] | Normal [Member] | At fair value through profit or loss
Total loans	4,949,000
Private banks [Member] | Special mention loans | Securities at amortized cost
Loans and advances to banks	0	0
Private banks [Member] | Special mention loans | At fair value through profit or loss
Total loans	0
Private banks [Member] | Substandards [Member] | Securities at amortized cost
Loans and advances to banks	0	0
Private banks [Member] | Substandards [Member] | At fair value through profit or loss
Total loans	0
Private banks [Member] | Doubtful [Member] | Securities at amortized cost
Loans and advances to banks	0	0
Private banks [Member] | Doubtful [Member] | At fair value through profit or loss
Total loans	0
Private banks [Member] | Unrecoverable [Member] | Securities at amortized cost
Loans and advances to banks	0	0
Private banks [Member] | Unrecoverable [Member] | At fair value through profit or loss
Total loans	0
Stateowned [Member] | Securities at amortized cost
Loans and advances to banks	476,520,000	589,690,000
Stateowned [Member] | Normal [Member] | Securities at amortized cost
Loans and advances to banks	476,520,000	589,690,000
Stateowned [Member] | Special mention loans | Securities at amortized cost
Loans and advances to banks	0	0
Stateowned [Member] | Substandards [Member] | Securities at amortized cost
Loans and advances to banks	0	0
Stateowned [Member] | Doubtful [Member] | Securities at amortized cost
Loans and advances to banks	0	0
Stateowned [Member] | Unrecoverable [Member] | Securities at amortized cost
Loans and advances to banks	0	0
Sovereign [Member] | Securities at amortized cost
Sovereign loans	35,415,000	47,221,000
Sovereign [Member] | Normal [Member] | Securities at amortized cost
Sovereign loans	35,415,000	47,221,000
Sovereign [Member] | Special mention loans | Securities at amortized cost
Sovereign loans	0	0
Sovereign [Member] | Substandards [Member] | Securities at amortized cost
Sovereign loans	0	0
Sovereign [Member] | Doubtful [Member] | Securities at amortized cost
Sovereign loans	0	0
Sovereign [Member] | Unrecoverable [Member] | Securities at amortized cost
Sovereign loans	0	0
Allowance For Loan Losses IFRS [Member] | Securities at amortized cost
Total Allowance for loan losses IFRS	41,165,000	99,307,000
Allowance For Loan Losses IFRS [Member] | Normal [Member] | Securities at amortized cost
Total Allowance for loan losses IFRS	34,720,000	42,396,000
Allowance For Loan Losses IFRS [Member] | Special mention loans | Securities at amortized cost
Total Allowance for loan losses IFRS	1,857,000	2,338,000
Allowance For Loan Losses IFRS [Member] | Substandards [Member] | Securities at amortized cost
Total Allowance for loan losses IFRS	4,588,000	0
Allowance For Loan Losses IFRS [Member] | Doubtful [Member] | Securities at amortized cost
Total Allowance for loan losses IFRS	0	0
Allowance For Loan Losses IFRS [Member] | Unrecoverable [Member] | Securities at amortized cost
Total Allowance for loan losses IFRS	$ 0	$ 54,573,000